UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: September 30, 2012

Institutional Investment Manager Filing this Report:
Name: Horizon Asset Management LLC
Address: 470 Park Avenue South
4th Floor South
New York, N.Y. 10016

13F File Number: 28-6986

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Associate General Counsel
Phone: 646-495-7347
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
November 15, 2012

Report Type: 13F NOTICE

List of Other Managers Reporting for this Manager: Horizon Kinetics LLC Form 13F File Number 28-14519

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.